Consolidated statements of changes in shareholders equity - ARS ($) $ in Millions		Total		Subscribed capital [member]	Adjustment to contributions [member]	Treasury shares [Member]	Adjustment to treasury shares [member]	Share-based benefit plans [member]	Acquisition cost of treasury shares [member]	Share trading premium [member]	Issuance premiums [member]	Shareholders' contribution [member]	Legal reserve [member]	Future dividends [member]	Investments [member]	Purchase of treasury shares [member]	Initial IFRS adjustment [member]	Other comprehensive income [member]		Retained earnings [member]	Equity attributable to Shareholders of the parent company [member]	Equity attributable to Non-controlling interests [member]
Balances at Dec. 31, 2014		$ 72,781		$ 3,922	$ 6,083	$ 11	$ 18	$ 51	$ (310)	$ (15)	$ 640	$ 10,400	$ 2,007	$ 5	$ 12,854	$ 320	$ 3,648	$ 34,363		$ 9,033	$ 72,630	$ 151
Accrual of share-based benefit plans	[1]	124		0	0	0	0	124	0	0	0	124	0	0	0	0	0	0		0	124	0
Repurchase of treasury shares		(120)		(4)	(6)	4	6	0	(120)	0	0	(120)	0	0	0	0	0	0		0	(120)	0
Settlement of share-based benefit plans	[2]	(55)		4	6	(4)	(6)	(108)	153	(100)	0	(55)	0	0	0	0	0	0		0	(55)	0
Contributions of non-controlling interest		50		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	50
As decided by Ordinary and Extraordinary Shareholders' meetings on April 28, 2017; April 29, 2016 and April 30, 2015		0		0	0	0	0	0	0	0	0	0	0	503	8,410	120	0	0		(9,033)	0	0
As decided by the Board of Directors on June 8, 2017, July 9, 2017, December 14, 2017, June 9, 2016 and June 8, 2015		(503)		0	0	0	0	0	0	0	0	0	0	(503)	0	0	0	0		0	(503)	0
Actuarial gains reclassification - Pension Plan	[3]	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	(6)		6	0	0
Other comprehensive income		43,758	[4]	0	0	0	0	0	0	0	0	0	0	0	0	0	0	43,758		0	43,758	0
Net income (loss)		4,426		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		4,579	4,579	(153)
Balances at Dec. 31, 2015		120,461		3,922	6,083	11	18	67	(277)	(115)	640	10,349	2,007	5	21,264	440	3,648	78,115	[5]	4,585	120,413	48
Accrual of share-based benefit plans	[1]	153		0	0	0	0	153	0	0	0	153	0	0	0	0	0	0		0	153	0
Repurchase of treasury shares		(50)		(2)	(3)	2	3	0	(50)	0	0	(50)	0	0	0	0	0	0		0	(50)	0
Settlement of share-based benefit plans	[2]	(49)		3	5	(3)	(5)	(159)	175	(65)	0	(49)	0	0	0	0	0	0		0	(49)	0
As decided by Ordinary and Extraordinary Shareholders' meetings on April 28, 2017; April 29, 2016 and April 30, 2015		0		0	0	0	0	0	0	0	0	0	0	889	3,640	50	0	0		(4,579)	0	0
As decided by the Board of Directors on June 8, 2017, July 9, 2017, December 14, 2017, June 9, 2016 and June 8, 2015		(889)		0	0	0	0	0	0	0	0	0	0	(889)	0	0	0	0		0	(889)	0
Other comprehensive income		27,414	[4]	0	0	0	0	0	0	0	0	0	0	0	0	0	0	27,414		0	27,414	0
Net income (loss)		(28,379)		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		(28,237)	(28,237)	(142)
Balances at Dec. 31, 2016		118,661		3,923	6,085	10	16	61	(152)	(180)	640	10,403	2,007	5	24,904	490	3,648	105,529	[6]	(28,231)	118,755	(94)
Accrual of share-based benefit plans	[1]	162		0	0	0	0	162	0	0	0	162	0	0	0	0	0	0		0	162	0
Repurchase of treasury shares		(100)		(3)	(4)	3	4	0	(100)	0	0	(100)	0	0	0	0	0	0		0	(100)	0
Settlement of share-based benefit plans	[7]	(63)		4	4	(4)	(4)	(187)	161	(37)	0	(63)	0	0	0	0	0	0		0	(63)	0
As decided by Ordinary and Extraordinary Shareholders' meetings on April 28, 2017; April 29, 2016 and April 30, 2015	[8]	0		0	0	0	0	0	0	0	0	0	0	711	(24,904)	(390)	(3,648)	0		28,231	0	0
As decided by the Board of Directors on June 8, 2017, July 9, 2017, December 14, 2017, June 9, 2016 and June 8, 2015	[8]	(716)		0	0	0	0	0	0	0	0	0	0	(716)	0	0	0	0		0	(716)	0
Other comprehensive income		21,917	[4]	0	0	0	0	0	0	0	0	0	0	0	0	0	0	21,917		0	21,917	0
Net income (loss)		12,672		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		12,340	12,340	332
Balances at Dec. 31, 2017		$ 152,533		$ 3,924	$ 6,085	$ 9	$ 16	$ 36	$ (91)	$ (217)	$ 640	$ 10,402	$ 2,007	$ 0	$ 0	$ 100	$ 0	$ 127,446	[9]	$ 12,340	$ 152,295	$ 238

[1]	See Note 32.
[2]	Net of employees' income tax withholdings related to the share-based benefit plans.
[3]	Pension plans of investments in subsidiaries.
[4]	Entirely assigned to the parent company's shareholders.
[5]	Includes 80,982 corresponding to the effect of the translation of the financial statements of YPF and (2,867) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar, as detailed in Note 2.b.1.
[6]	Includes 109,334 corresponding to the effect of the translation of the financial statements of YPF and (3,805) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar, as detailed in Note 2.b.1.
[7]	Net of employees' income tax withholding related to the share-based benefit plans.
[8]	See Note 25.
[9]	Includes 132,391 corresponding to the effect of the translation of the financial statements of YPF S.A. and (4,945) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar, as detailed in Note 2.b.1.